UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

International Equity Index Fund	April 30, 2022
PIEQX	Investor Class
TLIEX	Z Class
T. ROWE PRICE International Equity Index Fund

HIGHLIGHTS

■	The fund returned -12.83% in the six months ended April 30, 2022.

■	The fund is designed to mirror its benchmark, the MSCI EAFE Index Net, a yardstick of performance in developed non-U.S. stock markets. Active management decisions do not play a role in our allocations.

■	At the end of April, Europe represented 62% of net assets, Japan accounted for 21%, and most of the remainder were invested elsewhere in the Pacific Rim.

■	The combination of rising inflation and interest rates, moderating economic growth, supply chain issues, and war have shaken investors’ earnings and growth expectations. Economic growth is likely to moderate further, but we think most regions of the world can avoid a recession.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

Market Commentary

Dear Shareholder

Global stock markets produced negative returns during the first half of your fund’s fiscal year, the six-month period ended April 30, 2022, while rising bond yields weighed on returns for fixed income investors. Fears concerning new coronavirus variants, rising interest rates, and soaring inflation caused bouts of volatility throughout the period. These concerns were compounded by Russia’s invasion of Ukraine in February, sending markets around the world into correction territory.

All major global and regional equity benchmarks receded during the period. Value shares extended their recent outperformance of growth stocks as equity investors turned risk averse. Although most sectors finished in the red, energy stocks registered exceptional returns as oil prices jumped in response to Russia’s invasion and the ensuing commodity supply crunch. A strong U.S. dollar weighed on returns for U.S. investors in most international markets. Across the style spectrum, developed markets held up better than emerging markets.

In November 2021, the emergence of the omicron variant of the coronavirus prompted worries about the economic outlook and the potential that a resurgence in cases could lead to further supply chain disruptions. While omicron variant trends and restrictions eased in most regions early in 2022, China continued to pursue a “zero-COVID” policy, resulting in large-scale lockdowns and industrial production disruptions.

In February 2022, markets were caught further by surprise when Russia launched a large-scale military offensive into Ukraine. The strong sanctions on Russia that followed raised concerns about supply chains that were already stressed by the coronavirus pandemic. On March 8, the White House announced that the U.S. was cutting off all oil imports from Russia. In response, oil prices surged to their highest level in a decade.

Concerns over inflation intensified over much of the period, driven in part by events in Ukraine and China. Along with supply chain problems, the release of pent-up demand for travel, recreation, and other services also pushed prices higher. In the U.S., consumer prices rose 8.5% in March versus the year before—the highest annual reading since December 1981—driven by accelerating energy and food prices.

Elevated inflation caused global monetary policy to take a hawkish turn. In the U.S., Federal Reserve officials began tapering the central bank’s monthly purchases of Treasuries and agency mortgage-backed securities in November. In March, the Fed approved its first interest rate hike in more than three years and signaled an accelerating pace of rate increases ahead. In Europe, the Bank of England raised its key interest rate three times in a row between December and March, while the European Central Bank indicated in March that it could end its asset purchase program as soon as the third quarter of 2022.

Bond indexes were broadly negative as yields rose across the Treasury yield curve amid surging inflation and expectations of aggressive monetary tightening. (Bond yields and prices move in opposite directions.) Investment-grade corporate bonds experienced significant losses, while municipal bonds suffered through their worst quarter in more than 40 years at the start of 2022 and finished the period lower. Late in the period, multiple portions of the Treasury yield curve inverted briefly, raising fears of a looming recession.

The challenges global markets face are complex and could drive market volatility for some time. Investors will be closely monitoring the Fed’s actions as the central bank attempts to use interest rate hikes to tame inflation without stifling economic growth. Meanwhile, the ongoing geopolitical and humanitarian crisis in Ukraine continues to disrupt supply chains, increase inflationary pressures, and dampen consumer confidence.

During challenging times like these, I am heartened by our firm’s long-term focus and time-tested investment approach. I also recognize that market volatility and sector rotation historically have presented very good opportunities for active investors. I remain confident in the ability of our global research organization to uncover compelling investment ideas that can help deliver superior long-term risk-adjusted performance as market conditions normalize.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps

CEO and President

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term capital growth.

FUND COMMENTARY

How did the fund perform in the last six months?

The International Equity Index Fund returned -12.83% for the six months ended April 30, 2022, slightly underperforming its benchmark, the MSCI EAFE Index Net, which returned -11.80%. (The performance of Z Class shares will vary due to a different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The fund seeks to mirror the performance of the benchmark and give investors exposure to the major international markets in the developed world. We make no individual stock selection decisions based on bottom-up fundamental research.

Differences in the fund’s results relative to the benchmark primarily reflect “fair value” pricing and operating and management expenses, which are not incurred by the benchmark. As described in the fund’s prospectus, because there are timing differences between when the fund prices its securities and when certain foreign markets close, the fund adjusts the prices of its portfolio securities to reflect market events that may affect prices after the close of foreign markets. The fund values its securities in this way to protect shareholders and deter market timing by speculators. Since the index does not need to apply fair valuation, this technicality contributes to the performance disparity between the fund and the index.

At the sector level, most sectors displayed losses. Information technology, consumer discretionary, and industrials and business services stocks posted the deepest losses, while real estate and financials shares performed mostly in line with the index. Materials companies were mostly flat, but energy stocks produced strong gains, rising with oil and natural gas prices.

Geographically, returns were mostly negative. Markets in the Netherlands, New Zealand, Ireland, and Austria were among the top detractors in absolute terms, while shares in Australia, the United Kingdom, and Norway held up better but still produced mild losses.

How is the fund positioned?

The MSCI index’s largest regional weightings at the end of April were Europe, Japan, and the Pacific Rim excluding Japan. We construct the fund by sorting the market in each country in the index by industry groups and targeting a representative sampling of the stocks in each industry for inclusion. The fund attempts to replicate the index’s performance by investing in stocks in proportion to their allocation in the index.

At the end of April, Europe represented 62% of net assets, Japan accounted for 21%, and the rest of the Pacific Rim composed 12%. The UK, France, and Switzerland were the fund’s largest country allocations in Europe, while Australia, Hong Kong, and Singapore occupied top positions in the Pacific ex Japan region.

Most changes to the portfolio’s sector weights since our previous letter were relatively minor. Financials, industrials and business services, health care, and consumer discretionary were the fund’s largest sector allocations and accounted for more than half of its assets.

The fund remained broadly diversified, consistent with the MSCI index. The fund’s 25 largest holdings represented 25% of total net assets at the end of the reporting period. As shown in the Twenty-Five Largest Holdings table on page 7, food company Nestle (Switzerland), Swiss pharmaceutical company Roche Holding, semiconductor company ASML Holding (Netherlands), UK biopharmaceutical company AstraZeneca, and energy company Shell (United Kingdom) were the fund’s largest positions. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

What is portfolio management’s outlook?

After several years of high-growth stocks dominating value stocks around the world, the last few months brought a stark reversal. The combination of rising inflation and interest rates, moderating economic growth, supply chain issues, and war have shaken investors’ earnings and growth expectations. Looking ahead, we think it is likely that economic growth will moderate further, and although we believe the growth outlook has worsened, we think that most regions of the world can avoid a recession. Europe remains at the highest risk for a recession, however, given its susceptibility to high energy and food prices.

Russia’s willingness to diverge from the limited confrontational policies of its recent past by invading Ukraine was surprising. In addition to the terrible human cost of the war, we think it will prove negative for market sentiment toward China and for European corporate earnings power over the near to medium term. We think China will be under more intense scrutiny from investors, given that it is another nondemocratic country with a recent increase in its regulatory meddling. If China can contain the latest COVID-19 outbreaks and move past its “zero-COVID” policies that have shut down some of its largest cities, then Chinese growth in the second half of 2022 could surprise to the upside. European companies, like consumers, are dependent on Russian natural gas to run their factories and offices, and there are no immediate solutions to the political push to cut European gas imports. Therefore, it is likely that the recent inflationary impulses will persist in Europe for some time. Conversely, a depreciating Japanese yen amid continued Bank of Japan stimulus efforts and lower reliance on Russian natural gas could be a tailwind for Japanese corporates.

In any event, our task is not to select stocks, sectors, or countries that we think will outperform. Our objective is to pursue long-term capital growth and provide investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the MSCI benchmark.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF STOCK INVESTING

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

RISKS OF INDEX INVESTING

Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

BENCHMARK INFORMATION

Note: MSCI and its affiliates and third party sources and providers (collectively, “MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 4/30/22
Nestle, Switzerland	2.4%
Roche Holding, Switzerland	1.8
ASML Holding, Netherlands	1.5
AstraZeneca, United Kingdom	1.3
Shell, United Kingdom	1.3
Novartis, Switzerland	1.3
Novo Nordisk, Denmark	1.2
Toyota Motor, Japan	1.2
LVMH Moet Hennessy Louis Vuitton, France	1.2
BHP, Australia	1.1
HSBC Holdings, United Kingdom	0.8
Commonwealth Bank of Australia, Australia	0.8
TotalEnergies, France	0.8
Sanofi, France	0.8
Unilever, United Kingdom	0.8
AIA Group, Hong Kong	0.8
Diageo, United Kingdom	0.8
GlaxoSmithKline, United Kingdom	0.7
Sony, Japan	0.7
SAP, Germany	0.7
BP, United Kingdom	0.6
Siemens, Germany	0.6
Allianz, Germany	0.6
CSL, Australia	0.6
British American Tobacco, United Kingdom	0.6
Total	**25.0%**

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment.

Actual Expenses

The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Z Class

	6 Months Ended 4/30/22	11/2/20[1] Through 10/31/21
NET ASSET VALUE		
Beginning of period	$ 16.92	$ 13.01
Investment activities		
Net investment income[2][3]	0.31	0.45
Net realized and unrealized gain/loss	(2.38)	3.73
Total from investment activities	(2.07)	4.18
Distributions		
Net investment income	(0.46)	(0.27)
Net realized gain	(0.12)	–
Total distributions	(0.58)	(0.27)
NET ASSET VALUE		
End of period	**$ 14.27**	**$ 16.92**

Ratios/Supplemental Data		
Total return[3][4]	**(12.64)%**	**32.39%**
Ratios to average net assets:[3]		
Gross expenses before waivers/payments by Price Associates	0.16%[5]	0.21%[5]
Net expenses after waivers/payments by Price Associates	0.00%[5]	0.00%[5]
Net investment income	4.12%[5]	2.74%[5]
Portfolio turnover rate	6.0%	22.9%
Net assets, end of period (in thousands)	$35,381	$2,207

[1] Inception date
[2] Per share amounts calculated using average shares outstanding method.
[3] See Note 7 for details of expense-related arrangements with Price Associates.
[4] Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
[5] Annualized

The accompanying notes are an integral part of these financial statements.

April 30, 2022 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Cost and value in $000s)

	Shares/Par	$ Value
ARGENTINA 0.0%		
Common Stocks 0.0%		
Tenaris (EUR)	19,650	300
Total Argentina (Cost $337)		**300**
AUSTRALIA 7.8%		
Common Stocks 7.8%		
Ampol	9,998	235
APA Group	49,505	398
Aristocrat Leisure	25,655	595
ASX	8,241	498
Aurizon Holdings	76,814	217
Australia & New Zealand Banking Group	121,959	2,321
BHP Group	131,815	4,405
BHP Group (GBP)	86,593	2,902
BlueScope Steel	21,138	300
Brambles	61,499	454
Cochlear	2,846	458
Coles Group	56,786	747
Commonwealth Bank of Australia	75,524	5,489
Computershare	23,131	408
Crown Resorts (1)	15,626	141
CSL	20,712	3,953
Dexus	45,787	358
Domino's Pizza Enterprises	2,579	135
Endeavour Group	55,995	307
Evolution Mining	76,512	217
Fortescue Metals Group	73,262	1,107
Goodman Group	72,742	1,211
GPT Group	81,547	290
IDP Education	8,715	162
Insurance Australia Group	103,428	330
James Hardie Industries, CDI	18,949	546
Lendlease	28,891	247
Macquarie Group	14,916	2,147
Medibank	114,600	258
Mineral Resources	7,353	299
Mirvac Group	165,423	280
National Australia Bank	141,569	3,232
Newcrest Mining	34,792	653
Northern Star Resources	46,406	319
Orica	17,348	199

Origin Energy	73,895	353
Qantas Airways (1)	39,342	152
QBE Insurance Group	62,799	542
Ramsay Health Care	7,683	436
REA Group	2,217	199
Reece	12,848	156
Rio Tinto	15,280	1,209
Santos	136,974	765
Scentre Group	220,957	460
SEEK	14,299	280
Sonic Healthcare	19,341	500
South32	198,998	663
Stockland	100,159	290
Suncorp Group	54,617	439
Tabcorp Holdings	93,212	356
Telstra	177,206	503
Transurban Group	132,806	1,334
Treasury Wine Estates	30,287	240
Vicinity Centres	164,724	215
Washington H. Soul Pattinson	9,217	180
Wesfarmers	49,053	1,697
Westpac Banking	158,713	2,657
WiseTech Global	6,135	190
Woodside Petroleum	41,949	913
Woolworths Group	53,965	1,460
Xero (1)	5,691	375
Total Australia (Cost $40,578)		**52,382**

AUSTRIA 0.2%

Common Stocks 0.2%

Erste Group Bank	14,637	456
OMV	6,179	316
Raiffeisen Bank International	6,211	71
Verbund	2,857	305
voestalpine	4,941	128
Total Austria (Cost $1,493)		**1,276**

BELGIUM 0.9%

Common Stocks 0.9%

Ageas	7,286	349
Anheuser-Busch InBev	37,576	2,162
Argenx (1)	1,952	562

Elia Group	1,287	205
Etablissements Franz Colruyt	2,222	82
Groupe Bruxelles Lambert	4,808	454
KBC Group	10,643	724
Proximus	6,475	113
Sofina	647	198
Solvay	3,110	292
UCB	5,382	612
Umicore	8,392	323
Total Belgium (Cost $5,076)		**6,076**

CHILE 0.1%

Common Stocks 0.1%

Antofagasta (GBP)	16,545	317
Total Chile (Cost $169)		**317**

CHINA 0.0%

Common Stocks 0.0%

Futu Holdings, ADR (USD) (1)(2)	2,200	71
Total China (Cost $295)		**71**

DENMARK 2.7%

Common Stocks 2.7%

Ambu, Class B	7,029	92
AP Moller - Maersk, Class A	150	425
AP Moller - Maersk, Class B	237	686
Carlsberg, Class B	4,287	545
Chr Hansen Holding	4,426	345
Coloplast, Class B	5,057	681
Danske Bank	29,363	450
Demant (1)	4,507	198
DSV	8,826	1,447
Genmab (1)	2,842	999
GN Store Nord	5,184	195
Novo Nordisk, Class B	72,852	8,322
Novozymes, Class B	8,745	610
Orsted	8,184	905
Pandora	4,257	374
ROCKWOOL, Class B	351	98
Tryg	15,107	359

Vestas Wind Systems	43,690	1,114
Total Denmark (Cost $7,979)		**17,845**

EUROPE/FAR EAST 2.8%

Equity Mutual Funds 2.8%

iShares Core MSCI EAFE, ETF (USD) (2)	290,190	18,807
Total Europe/Far East (Cost $18,971)		**18,807**

FINLAND 0.9%

Common Stocks 0.9%

Elisa	5,968	350
Fortum	18,908	314
Kesko, Class B	11,460	289
Kone, Class B	14,469	696
Neste	18,010	773
Nokia (1)	175,583	890
Nokia, Ordinary Shares (1)(2)	57,926	294
Orion, Class B (2)	4,518	177
Sampo, Class A	21,577	1,048
Stora Enso, Class R	24,409	480
UPM-Kymmene	22,721	786
Wartsila	19,862	159
Total Finland (Cost $6,465)		**6,256**

FRANCE 10.9%

Common Stocks 10.9%

Accor (1)	7,245	238
Aeroports de Paris (1)	1,235	175
Air Liquide	20,500	3,547
Airbus	25,506	2,792
Alstom (2)	13,508	297
Amundi	2,556	154
ArcelorMittal	28,579	833
Arkema	2,796	319
AXA (2)	84,224	2,228
BioMerieux	1,738	165
BNP Paribas	48,663	2,523
Bollore	36,513	170
Bouygues	9,595	330
Bureau Veritas	12,337	354
Capgemini (2)	6,937	1,412

Carrefour	26,842	569
Cie de Saint-Gobain	21,888	1,277
Cie Generale des Etablissements Michelin	7,337	909
CNP Assurances (2)	7,143	157
Covivio	2,214	158
Credit Agricole	52,652	569
Danone	28,263	1,709
Dassault Aviation	1,040	175
Dassault Systemes	28,761	1,272
Edenred	10,625	534
Eiffage	3,546	350
Electricite de France (2)	22,596	205
Engie (2)	79,018	932
EssilorLuxottica	12,435	2,117
Eurazeo	1,810	139
Eurofins Scientific	5,685	528
Faurecia, Borsa Italiana S.P.A	756	17
Faurecia, Euronext Paris (2)	4,235	92
Gecina	1,921	216
Getlink (2)	18,461	338
Hermes International	1,370	1,689
Ipsen	1,606	166
Kering	3,245	1,727
Klepierre	8,588	206
La Francaise des Jeux SAEM	4,065	152
L'Oreal (2)	10,857	3,950
Legrand	11,571	1,025
LVMH Moet Hennessy Louis Vuitton (2)	12,010	7,772
Orange	86,311	1,028
Orpea (2)	2,201	79
Pernod Ricard	9,064	1,871
Publicis Groupe	9,706	583
Remy Cointreau	954	189
Renault (1)	8,065	197
Safran	14,787	1,588
Sanofi	49,197	5,200
Sartorius Stedim Biotech	1,177	385
Schneider Electric	23,387	3,355
SEB	1,161	139
Societe Generale	35,073	843
Sodexo	3,712	279
STMicroelectronics	29,545	1,092
Teleperformance	2,541	912
Thales	4,615	591
TotalEnergies	108,520	5,329
Ubisoft Entertainment (1)	3,889	176

Unibail-Rodamco-Westfield (1)(2)	3,969	280
Unibail-Rodamco-Westfield, CDI (AUD) (1)	26,273	93
Valeo	9,555	174
Veolia Environnement	28,358	827
Vinci (2)	23,298	2,261
Vivendi	33,026	379
Wendel	1,142	114
Worldline (1)	10,149	399
Total France (Cost $59,168)		**72,850**

GERMANY 7.8%

Common Stocks 7.4%

adidas	8,237	1,661
Allianz	17,671	3,987
Aroundtown	45,637	230
BASF	39,736	2,093
Bayer	42,502	2,800
Bayerische Motoren Werke	14,782	1,207
Bechtle	3,436	159
Beiersdorf	4,361	438
Brenntag	6,577	508
Carl Zeiss Meditec	1,689	212
Commerzbank (1)	42,651	279
Continental (1)	4,615	316
Covestro	8,225	354
Daimler Truck Holding (1)	17,807	479
Delivery Hero (1)(2)	6,896	242
Deutsche Bank (1)	89,414	894
Deutsche Boerse	8,220	1,431
Deutsche Lufthansa (1)(2)	25,446	189
Deutsche Post	42,884	1,832
Deutsche Telekom	141,889	2,614
E.ON	97,130	1,011
Evonik Industries	8,798	230
Fresenius	17,830	630
Fresenius Medical Care	8,873	552
GEA Group	6,437	251
Hannover Rueck	2,567	399
HeidelbergCement	6,244	360
HelloFresh (1)	6,930	292
Henkel	3,972	252
Infineon Technologies	56,498	1,604
KION Group	3,028	169
Knorr-Bremse	3,044	217

LANXESS	3,486	135
LEG Immobilien	3,101	318
Mercedes-Benz Group (1)	37,027	2,585
Merck	5,591	1,037
MTU Aero Engines	2,273	458
Munich Re	6,061	1,443
Nemetschek	2,423	192
Puma	4,494	331
QIAGEN (1)	9,723	448
Rational	215	131
RWE	27,792	1,154
SAP	45,176	4,578
Scout24	3,626	229
Siemens	33,096	4,069
Siemens Energy	16,768	323
Siemens Healthineers	12,005	642
Symrise	5,745	684
Telefonica Deutschland Holding	42,154	127
Uniper	4,406	113
United Internet	4,281	138
Volkswagen	1,233	267
Vonovia (2)	37,242	1,484
Zalando (1)	9,464	372
		49,150

Preferred Stocks 0.4%

Bayerische Motoren Werke	1,941	143
FUCHS PETROLUB	2,814	89
Henkel	8,221	528
Porsche Automobil Holding	6,519	538
Sartorius	1,116	418
Volkswagen	8,255	1,278
		2,994

Total Germany (Cost $49,123) **52,144**

HONG KONG 2.8%

Common Stocks 2.8%

AIA Group	523,400	5,142
BOC Hong Kong Holdings	157,500	570
Brightoil Petroleum Holdings (1)(3)	109,000	—
Budweiser Brewing APAC	73,300	182
Chow Tai Fook Jewellery Group	85,200	143
CK Asset Holdings	85,300	578
CK Hutchison Holdings	114,800	806

CK Infrastructure Holdings	28,000	188
CLP Holdings	69,900	682
ESR Cayman (1)	83,400	253
Galaxy Entertainment Group	93,000	531
Hang Lung Properties	84,000	161
Hang Seng Bank	32,600	577
Henderson Land Development	60,773	246
HK Electric Investments & HK Electric Investments	107,500	106
HKT Trust & HKT	161,000	231
Hong Kong & China Gas	476,277	525
Hong Kong Exchanges & Clearing	52,100	2,210
Hongkong Land Holdings (USD)	48,600	227
Jardine Matheson Holdings (USD)	9,200	487
Link	89,100	770
Melco Resorts & Entertainment, ADR (USD) (1)	8,700	50
MTR	65,000	345
New World Development	63,625	243
Power Assets Holdings	59,000	397
Sands China (1)	103,200	228
Sino Land	139,800	185
SITC International Holdings	56,000	186
Sun Hung Kai Properties	55,500	639
Swire Pacific, Class A	21,000	120
Swire Properties	49,800	119
Techtronic Industries	59,500	794
WH Group	388,000	268
Wharf Real Estate Investment	70,100	330
Xinyi Glass Holdings	77,000	171
Total Hong Kong (Cost $14,018)		**18,690**

IRELAND 0.6%

Common Stocks 0.6%

CRH	33,162	1,313
DCC (GBP)	4,137	313
Flutter Entertainment (1)	2,424	245
Flutter Entertainment (GBP) (1)	4,695	474
Kerry Group, Class A	6,775	753
Kingspan Group	6,557	616
Smurfit Kappa Group	10,475	444
Total Ireland (Cost $3,284)		**4,158**

ISRAEL 0.7%

Common Stocks 0.7%

Azrieli Group	1,807	155
Bank Hapoalim	48,359	448
Bank Leumi Le-Israel	61,851	649
Check Point Software Technologies (USD) (1)	4,600	581
CyberArk Software (USD) (1)(2)	1,700	267
Elbit Systems	1,113	242
Fiverr International (USD) (1)(2)	1,200	64
ICL Group	29,634	321
Inmode (USD) (1)(2)	2,100	53
Israel Discount Bank, Class A	49,553	293
Kornit Digital (USD) (1)	2,000	133
Mizrahi Tefahot Bank	5,897	218
Nice (1)	2,687	559
Teva Pharmaceutical Industries, ADR (USD) (1)	46,900	408
Total Israel (Cost $3,157)		**4,391**

ITALY 2.2%

Common Stocks 2.2%

Amplifon	5,224	208
Assicurazioni Generali (2)	47,881	907
Atlantia (1)	20,788	496
CNH Industrial	43,562	617
Davide Campari-Milano	23,517	265
DiaSorin	1,072	140
Enel	351,870	2,288
Eni	109,191	1,526
EXOR	4,550	316
Ferrari	5,453	1,148
FinecoBank Banca Fineco	25,590	356
Infrastrutture Wireless Italiane	14,307	153
Intesa Sanpaolo	714,522	1,456
Mediobanca Banca di Credito Finanziario	27,943	280
Moncler	8,738	455
Nexi (1)	22,673	222
Poste Italiane	21,920	215
Prysmian	10,844	353
Recordati Industria Chimica e Farmaceutica	4,387	211
Snam	85,844	471
Stellantis, Borsa Italiana S.P.A	46,603	626
Stellantis, Euronext Paris	41,483	558

Telecom Italia	425,887	124
Terna Rete Elettrica Nazionale	59,897	489
UniCredit	90,734	840
Total Italy (Cost $16,066)		**14,720**

JAPAN 21.0%

Common Stocks 21.0%

Advantest	8,500	580
Aeon	27,800	528
Aeon Mall	40	1
AGC	8,100	304
Aisin	6,400	186
Ajinomoto	19,900	517
ANA Holdings (1)	6,700	126
Asahi Group Holdings	19,700	743
Asahi Intecc	9,200	178
Asahi Kasei	53,400	438
Astellas Pharma	80,580	1,227
Azbil	5,300	161
Bandai Namco Holdings	8,500	575
Benefit One	3,300	50
Bridgestone	24,700	905
Brother Industries	9,800	170
Canon	43,300	996
Capcom	7,400	195
Central Japan Railway	6,200	781
Chiba Bank	24,000	138
Chubu Electric Power	27,000	273
Chugai Pharmaceutical	29,100	872
Concordia Financial Group	45,700	166
Cosmos Pharmaceutical	900	83
CyberAgent	17,000	180
Dai Nippon Printing	9,900	207
Daifuku	4,300	264
Dai-ichi Life Holdings	43,700	875
Daiichi Sankyo	75,800	1,909
Daikin Industries	10,800	1,650
Daito Trust Construction	2,800	270
Daiwa House Industry	24,100	579
Daiwa House REIT Investment	92	224
Daiwa Securities Group	61,500	301
Denso	18,700	1,140
Dentsu Group	9,200	332
Disco	1,200	294

East Japan Railway	12,900	673
Eisai	10,200	444
ENEOS Holdings	130,620	460
FANUC	8,300	1,272
Fast Retailing	2,500	1,151
Fuji Electric	5,300	232
FUJIFILM Holdings	15,600	858
Fujitsu	8,500	1,285
GLP J-Reit	178	240
GMO Payment Gateway	1,800	151
Hakuhodo DY Holdings	9,800	116
Hamamatsu Photonics	5,900	264
Hankyu Hanshin Holdings	9,600	253
Hikari Tsushin	900	105
Hino Motors	12,000	62
Hirose Electric	1,418	180
Hitachi	41,900	1,987
Hitachi Construction Machinery	4,500	102
Hitachi Metals (1)	9,100	142
Honda Motor	70,500	1,854
Hoshizaki	2,300	146
Hoya	16,000	1,588
Hulic	15,800	133
Ibiden	4,500	168
Idemitsu Kosan	8,752	231
Iida Group Holdings	6,100	97
Inpex	43,600	519
Isuzu Motors	24,300	283
Ito En (2)	2,300	95
ITOCHU	51,400	1,551
Itochu Techno-Solutions	4,000	94
Japan Airlines (1)	6,100	101
Japan Exchange Group	21,700	323
Japan Metropolitan Fund Invest	293	233
Japan Post Bank	16,900	128
Japan Post Holdings	106,000	743
Japan Post Insurance	9,100	147
Japan Real Estate Investment	53	257
Japan Tobacco	51,900	883
JFE Holdings	20,475	250
JSR	8,500	231
Kajima	18,700	208
Kakaku.com	5,600	117
Kansai Electric Power	29,300	257
Kansai Paint	7,400	102
Kao	20,500	822

KDDI	69,800	2,311
Keio	4,400	169
Keisei Electric Railway	5,400	132
Keyence	8,456	3,399
Kikkoman	6,200	348
Kintetsu Group Holdings	7,200	206
Kirin Holdings	35,000	510
Kobayashi Pharmaceutical (2)	2,200	150
Kobe Bussan	5,700	139
Koei Tecmo Holdings	2,340	72
Koito Manufacturing	4,400	161
Komatsu	37,300	840
Konami Holdings (2)	3,900	240
Kose	1,400	144
Kubota	43,700	742
Kurita Water Industries	4,100	140
Kyocera	13,700	719
Kyowa Kirin	11,300	238
Lasertec	3,200	428
Lawson	2,100	77
Lion	9,300	96
Lixil	11,200	197
M3	18,800	600
Makita	9,500	281
Marubeni	66,900	730
Mazda Motor	23,700	168
McDonald's Holdings Japan	3,400	135
Medipal Holdings	7,800	128
MEIJI Holdings	5,140	256
Mercari (1)(2)	4,300	70
MINEBEA MITSUMI	15,200	292
MISUMI Group	12,100	303
Mitsubishi	54,600	1,833
Mitsubishi Chemical Holdings	54,500	332
Mitsubishi Electric	79,000	827
Mitsubishi Estate	50,400	734
Mitsubishi Gas Chemical	7,000	102
Mitsubishi HC Capital	28,300	127
Mitsubishi Heavy Industries	13,600	465
Mitsubishi UFJ Financial Group	520,390	3,025
Mitsui	67,500	1,635
Mitsui Chemicals	7,700	176
Mitsui Fudosan	39,700	841
Mitsui OSK Lines	15,000	351
Miura	3,700	77
Mizuho Financial Group	104,410	1,268

MonotaRO	10,700	184
MS&AD Insurance Group Holdings	19,000	566
Murata Manufacturing	24,900	1,484
NEC	10,400	403
Nexon	21,000	478
NGK Insulators	10,700	144
Nidec	19,344	1,251
Nihon M&A Center Holdings	12,700	156
Nintendo	4,800	2,191
Nippon Building Fund	63	327
NIPPON EXPRESS HOLDINGS	3,300	193
Nippon Paint Holdings	35,300	280
Nippon Prologis REIT	88	244
Nippon Sanso Holdings	6,300	113
Nippon Shinyaku	2,100	142
Nippon Steel	36,412	578
Nippon Telegraph & Telephone	54,800	1,615
Nippon Yusen KK	7,000	505
Nissan Chemical	5,100	269
Nissan Motor (1)	98,800	396
Nisshin Seifun Group	9,655	129
Nissin Foods Holdings	2,700	188
Nitori Holdings	3,400	350
Nitto Denko	6,400	430
Nomura Holdings	130,800	504
Nomura Real Estate Holdings	5,000	122
Nomura Real Estate Master Fund	178	223
Nomura Research Institute	14,281	404
NTT Data	26,900	496
Obayashi	27,200	187
Obic	3,000	443
Odakyu Electric Railway	12,300	186
Oji Holdings	34,000	161
Olympus	47,800	841
Omron	7,900	466
Ono Pharmaceutical	15,500	398
Open House Group	3,400	132
Oracle Corporation Japan	1,600	103
Oriental Land	8,700	1,316
ORIX	52,800	963
Orix JREIT	112	151
Osaka Gas	15,700	283
Otsuka	4,700	154
Otsuka Holdings	16,600	558
Pan Pacific International Holdings	17,600	270
Panasonic Holdings	95,495	851

Persol Holdings	7,400	147
Pola Orbis Holdings	3,700	43
Rakuten Group	36,400	256
Recruit Holdings	58,700	2,130
Renesas Electronics (1)	53,500	571
Resona Holdings	88,900	387
Ricoh	27,900	204
Rinnai	1,500	96
Rohm	3,700	258
Ryohin Keikaku	10,500	94
Santen Pharmaceutical	15,100	123
SBI Holdings	10,240	229
SCSK	6,300	100
Secom	9,100	640
Sega Sammy Holdings	40	1
Seiko Epson	11,700	165
Sekisui Chemical	15,900	215
Sekisui House	26,200	455
Seven & i Holdings	32,552	1,439
SG Holdings	13,500	238
Sharp (2)	8,600	73
Shimadzu	10,100	330
Shimano	3,200	567
Shimizu	23,200	122
Shin-Etsu Chemical	15,300	2,103
Shionogi	11,300	629
Shiseido	17,300	818
Shizuoka Bank	19,000	123
SMC	2,500	1,211
SoftBank	124,300	1,447
SoftBank Group	52,200	2,147
Sohgo Security Services	3,000	83
Sompo Holdings	13,600	554
Sony Group	54,600	4,712
Square Enix Holdings	3,700	148
Stanley Electric	5,300	91
Subaru	26,200	398
SUMCO	13,900	200
Sumitomo	48,200	763
Sumitomo Chemical	62,500	266
Sumitomo Electric Industries	32,100	345
Sumitomo Metal Mining	10,700	469
Sumitomo Mitsui Financial Group	56,500	1,707
Sumitomo Mitsui Trust Holdings	14,412	447
Sumitomo Pharma	7,500	67
Sumitomo Realty & Development	13,200	350

Suntory Beverage & Food	5,800	229
Suzuki Motor	15,700	473
Sysmex	7,100	466
T&D Holdings	22,900	294
Taisei	8,100	219
Taisho Pharmaceutical Holdings	1,600	63
Takeda Pharmaceutical	68,498	1,988
TDK	16,600	513
Terumo	27,900	830
TIS	9,300	209
Tobu Railway	7,900	178
Toho	4,700	174
Tokio Marine Holdings	27,200	1,471
Tokyo Century	2,200	68
Tokyo Electric Power Holdings (1)	63,700	220
Tokyo Electron	6,500	2,743
Tokyo Gas	16,000	306
Tokyu	21,000	257
TOPPAN	10,900	180
Toray Industries	58,200	276
Toshiba	17,400	723
Tosoh	11,100	153
TOTO	5,900	199
Toyo Suisan Kaisha	3,700	114
Toyota Industries	6,200	372
Toyota Motor	458,790	7,861
Toyota Tsusho	9,000	323
Trend Micro	5,600	312
Tsuruha Holdings	1,700	87
Unicharm	17,200	598
USS	9,300	155
Welcia Holdings	4,000	82
West Japan Railway	9,200	342
Yakult Honsha	5,400	280
Yamaha	5,900	225
Yamaha Motor	12,700	262
Yamato Holdings	12,500	234
Yaskawa Electric	10,200	346
Yokogawa Electric	9,500	151
Z Holdings	114,100	448
ZOZO	5,200	109
Total Japan (Cost $111,503)		**140,492**

MALTA 0.0%		
Common Stocks 0.0%		
BGP Holdings (1)(3)	347,336	–
Total Malta (Cost $–)		**–**
NETHERLANDS 4.1%		
Common Stocks 4.1%		
ABN AMRO Bank, CVA (2)	17,748	221
Adyen (1)	858	1,439
Aegon	74,989	389
AerCap Holdings (USD) (1)	5,800	271
Akzo Nobel	7,980	692
ASM International	1,994	599
ASML Holding (2)	17,882	10,149
Coca-Cola European Partners (USD)	8,700	435
EQT (SEK) (2)	12,596	356
Heineken (2)	11,508	1,123
Heineken Holding	4,619	361
IMCD	2,426	386
ING Groep (2)	168,900	1,600
JDE Peet's	4,212	124
Just Eat Takeaway.com (1)	7,676	209
Koninklijke Ahold Delhaize (2)	45,241	1,334
Koninklijke DSM	7,562	1,271
Koninklijke KPN	144,649	499
Koninklijke Philips	39,689	1,037
NN Group	11,780	577
Prosus	40,370	1,947
Randstad	5,017	265
Universal Music Group	30,876	717
Wolters Kluwer	11,388	1,150
Total Netherlands (Cost $20,457)		**27,151**
NEW ZEALAND 0.2%		
Common Stocks 0.2%		
Auckland International Airport (1)	52,520	264
Fisher & Paykel Healthcare	24,546	337
Mercury NZ	28,579	111
Meridian Energy	54,535	165
Ryman Healthcare	17,685	105

Spark New Zealand	78,339	248
Total New Zealand (Cost $823)		**1,230**

NORWAY 0.7%

Common Stocks 0.7%

Adevinta (1)	12,608	97
Aker BP (2)	5,262	189
DNB Bank (2)	40,244	780
Equinor	42,281	1,429
Gjensidige Forsikring	8,514	182
Mowi	19,016	537
Norsk Hydro	58,182	489
Orkla	31,974	259
Schibsted, Class A	2,994	62
Schibsted, Class B	4,276	82
Telenor	29,788	420
Yara International	6,992	356
Total Norway (Cost $3,697)		**4,882**

POLAND 0.0%

Common Stocks 0.0%

InPost (EUR) (1)(2)	8,391	52
Total Poland (Cost $154)		**52**

PORTUGAL 0.2%

Common Stocks 0.2%

Banco Espirito Santo (1)	127,132	–
EDP - Energias de Portugal	118,175	551
EDP Renovaveis (2)	12,174	288
Galp Energia	21,031	256
Jeronimo Martins	11,822	246
Total Portugal (Cost $1,430)		**1,341**

SINGAPORE 1.4%

Common Stocks 1.4%

Ascendas Real Estate Investment Trust	140,797	290
CapitaLand Integrated Commercial Trust	206,868	346
Capitaland Investment (1)	110,700	336
City Developments	17,100	105

DBS Group Holdings	78,400	1,902
Genting Singapore	257,400	149
Grab Holdings, Class A (USD) (1)(2)	47,000	139
Keppel	61,100	301
Mapletree Commercial Trust	89,712	121
Mapletree Logistics Trust	130,900	168
Oversea-Chinese Banking	146,525	1,301
Sea, ADR (USD) (1)(2)	13,800	1,142
Singapore Airlines (1)	56,232	222
Singapore Exchange	33,400	235
Singapore Technologies Engineering	66,500	196
Singapore Telecommunications	351,550	701
United Overseas Bank	51,020	1,092
UOL Group	19,452	102
Venture (3)	11,800	145
Wilmar International	80,600	257
Total Singapore (Cost $8,665)		**9,250**

SOUTH KOREA 0.0%

Common Stocks 0.0%

SillaJen (1)	1,907	17
Total South Korea (Cost $213)		**17**

SPAIN 2.3%

Common Stocks 2.3%

ACS Actividades de Construccion y Servicios	11,400	292
Aena (1)	3,193	453
Amadeus IT Group, Class A (1)	19,490	1,221
Banco Bilbao Vizcaya Argentaria	288,471	1,514
Banco Santander (2)	750,203	2,192
CaixaBank (2)	188,730	609
Cellnex Telecom	22,042	1,027
Enagas	10,443	226
Endesa	13,327	279
Ferrovial	20,670	530
Grifols	12,698	213
Iberdrola	252,004	2,896
Industria de Diseno Textil (2)	47,192	989
Naturgy Energy Group	8,096	244
Red Electrica	18,162	366
Repsol	62,315	930
Siemens Gamesa Renewable Energy (1)	10,149	162

Telefonica	226,842	1,103
Total Spain (Cost $18,712)		**15,246**

SWEDEN 3.3%

Common Stocks 3.3%

Alfa Laval (2)	13,199	367
Assa Abloy, Class B (2)	43,362	1,096
Atlas Copco, Class A	30,507	1,383
Atlas Copco, Class B (2)	15,891	629
Boliden (2)	11,644	505
Electrolux, Class B	9,463	144
Embracer Group (1)(2)	23,472	157
Epiroc, Class A (2)	33,285	675
Epiroc, Class B	11,324	198
Essity, Class B	25,908	683
Evolution Gaming Group	7,326	752
Fastighets AB Balder, Class B (1)	4,376	217
Getinge, Class B (2)	9,737	282
H & M Hennes & Mauritz, Class B (2)	31,646	398
Hexagon, Class B (2)	83,868	1,082
Husqvarna, Class B	17,556	168
Industrivarden, Class A (2)	968	25
Industrivarden, Class C (2)	11,419	287
Investment AB Latour, Class B	6,303	167
Investor, Class A (2)	20,112	420
Investor, Class B (2)	80,400	1,547
Kinnevik, Class B (1)	10,160	199
L E Lundbergforetagen, Class B	3,235	151
Lifco, Class B (2)	9,732	204
Lundin Energy	8,520	352
Nibe Industrier, Class B	60,720	595
Nordea Bank	137,927	1,375
Sagax, Class B	6,724	172
Sandvik (2)	48,841	924
Securitas, Class B (2)	13,030	154
Sinch (1)(2)	21,915	97
Skandinaviska Enskilda Banken, Class A	69,284	777
Skanska, Class B	14,482	277
SKF, Class B	16,037	262
Svenska Cellulosa, Class B	25,420	492
Svenska Handelsbanken, Class A	62,996	635
Swedbank, Class A (2)	38,552	610
Swedish Match (2)	67,261	536
Tele2, Class B (2)	21,014	279

Telefonaktiebolaget LM Ericsson, Class B	126,274	1,007
Telia	111,533	463
Volvo, Class A	7,706	127
Volvo, Class B	62,822	1,002
Total Sweden (Cost $17,798)		**21,872**

SWITZERLAND 10.1%

Common Stocks 10.1%

ABB	71,060	2,132
Adecco Group	6,914	267
Alcon	21,618	1,544
Bachem Holding, Class B	259	113
Baloise Holding	1,945	338
Barry Callebaut	150	345
Chocoladefabriken Lindt & Spruengli	53	594
Chocoladefabriken Lindt & Spruengli, Registered Shares	4	474
Cie Financiere Richemont	22,583	2,624
Clariant	9,185	157
Credit Suisse Group	114,678	778
EMS-Chemie Holding	299	267
Geberit	1,541	879
Givaudan	399	1,586
Holcim	22,650	1,108
Julius Baer Group	9,418	450
Kuehne + Nagel International	2,313	647
Logitech International	7,369	480
Lonza Group	3,222	1,900
Nestle	121,784	15,722
Novartis	94,788	8,376
Partners Group Holding	982	1,040
Roche Holding	1,410	566
Roche Holding, Genusschein	30,367	11,261
Schindler Holding	1,734	333
Schindler Holding, Registered Shares	856	164
SGS	255	655
Sika	6,138	1,875
Sonova Holding	2,330	840
Straumann Holding	4,410	520
Swatch Group	1,187	305
Swatch Group, Registered Shares	2,446	121
Swiss Life Holding	1,364	798
Swiss Prime Site	3,187	312
Swiss Re	13,049	1,070
Swisscom (2)	1,103	652

Temenos	2,818	284
UBS Group	152,168	2,583
VAT Group	1,149	355
Vifor Pharma	2,075	370
Zurich Insurance Group	6,509	2,963
Total Switzerland (Cost $42,828)		**67,848**

UNITED ARAB EMIRATES 0.0%

Common Stocks 0.0%

NMC Health (GBP) (1)(3)	3,218	–
Total United Arab Emirates (Cost $125)		**–**

UNITED KINGDOM 15.0%

Common Stocks 15.0%

3i Group	41,430	678
abrdn	92,347	217
Admiral Group	8,219	259
Anglo American	55,346	2,451
Ashtead Group	19,302	998
Associated British Foods	14,947	299
AstraZeneca	67,020	8,943
Auto Trader Group	40,227	317
AVEVA Group	5,055	136
Aviva	166,513	893
BAE Systems	136,909	1,265
Barclays	720,599	1,325
Barratt Developments	42,768	262
Berkeley Group Holdings	4,700	238
BP	856,554	4,135
British American Tobacco	94,309	3,953
British Land	36,939	238
BT Group	386,216	856
Bunzl	14,359	554
Burberry Group	16,987	335
Coca-Cola HBC	8,424	171
Compass Group	77,182	1,629
Croda International	5,939	577
Diageo	100,849	5,031
Entain (1)	24,929	468
Evraz	21,218	22
Experian	39,924	1,379
Ferguson	9,564	1,200

GlaxoSmithKline	217,687	4,907
Glencore	429,020	2,643
Halma	16,162	496
Hargreaves Lansdown	14,803	169
Hikma Pharmaceuticals	7,284	171
HSBC Holdings	880,302	5,501
Imperial Brands	40,944	852
Informa (1)	63,988	454
InterContinental Hotels Group	7,800	498
Intertek Group	6,871	428
J Sainsbury	74,444	217
JD Sports Fashion	117,765	194
Johnson Matthey	8,120	223
Kingfisher	88,592	279
Land Securities Group	29,987	281
Legal & General Group	258,284	805
Lloyds Banking Group	3,071,868	1,745
London Stock Exchange Group	14,236	1,404
M&G	109,084	290
Melrose Industries	183,454	267
Mondi	20,670	388
National Grid	156,485	2,325
NatWest Group	245,203	658
Next	5,660	424
Ocado Group (1)	20,775	238
Pearson	31,744	308
Persimmon	13,388	349
Phoenix Group Holdings	29,784	226
Prudential	118,817	1,479
Reckitt Benckiser Group	30,903	2,410
RELX	83,697	2,493
Rentokil Initial	79,153	544
Rio Tinto	49,437	3,493
Rolls-Royce Holdings (1)	356,213	365
Sage Group	44,857	412
Schroders	5,216	184
Segro	52,021	871
Severn Trent	10,498	413
Shell	333,093	8,942
Smith & Nephew	37,428	607
Smiths Group	16,631	304
Spirax-Sarco Engineering	3,140	474
SSE	46,105	1,071
St. James's Place	22,979	369
Standard Chartered	111,635	763
Taylor Wimpey	152,999	241

Tesco	329,143	1,118
Unilever (EUR)	59,764	2,774
Unilever	51,282	2,384
United Utilities Group	28,610	411
Vodafone Group	1,177,288	1,782
Whitbread (1)	8,475	296
WPP	50,767	633
Total United Kingdom (Cost $100,146)		**100,402**
UNITED STATES 0.0%		
Common Stocks 0.0%		
Wix.com (1)	2,400	181
Total United States (Cost $603)		**181**
SHORT-TERM INVESTMENTS 0.5%		
Money Market Funds 0.4%		
T. Rowe Price Government Reserve Fund, 0.32% (4)(5)	2,558,121	2,558
		2,558
U.S. Treasury Obligations 0.1%		
U.S. Treasury Bills, 0.20%, 6/23/22 (6)	960,000	959
		959
Total Short-Term Investments (Cost $3,518)		**3,517**
SECURITIES LENDING COLLATERAL 7.4%		
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE BANK 7.4%		
Money Market Funds 7.4%		
T. Rowe Price Government Reserve Fund, 0.32% (4)(5)	49,612,322	49,612
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank		**49,612**
Total Securities Lending Collateral (Cost $49,612)		**49,612**
Total Investments in Securities		
106.6% of Net Assets (Cost $606,463)		**$ 713,376**

The accompanying notes are an integral part of these financial statements.

April 30, 2022 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to provide long-term capital growth. The fund has two classes of shares: the International Equity Index Fund (Investor Class) and the International Equity Index Fund–Z Class (Z Class). The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act.

Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of April 30, 2022, securities valued at $482,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2022, the value of loaned securities was $46,712,000; the value of cash collateral and related investments was $49,612,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $83,318,000 and $42,075,000, respectively, for the six months ended April 30, 2022.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2021, the fund had $1,126,000 of available capital loss carryforwards.

At April 30, 2022, the cost of investments for federal income tax purposes was $613,082,000. Net unrealized gain aggregated $99,899,000 at period-end, of which $185,330,000 related to appreciated investments and $85,431,000 related to depreciated investments.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.45%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this particular arrangement during the six months ended April 30, 2022.

Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2022 as indicated in the table below. At April 30, 2022, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30, 2022, expenses incurred pursuant to these service agreements were $53,000 for Price Associates; $212,000 for T. Rowe Price Services, Inc.; and $68,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2022, the fund was charged $31,000 for shareholder servicing costs related to the college savings plans, of which $21,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At April 30, 2022, approximately 18% of the outstanding shares of the Investor Class were held by college savings plans.

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 8 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 7–8, 2022 (Meeting), the Board, including all of the fund’s independent directors, approved the fund’s Advisory Contract, including the amendment that went into effect on August 1, 2021, and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Adviser and Subadviser

The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Adviser and Subadviser.

Investment Performance of the Fund

The Board took into account discussions with the Adviser and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s total returns for various periods through December 31, 2021, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including relative performance information as of September 30, 2021, supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale

The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Prior to August 1, 2021, the fund paid the Adviser an all-inclusive management fee that included investment management services and provided for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. Effective August 1, 2021, pursuant to an amendment to the Advisory Contract, the fund now pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations (subject to contractual expense limitations). Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund’s shareholders have previously benefited from economies of scale through reductions to the all-inclusive management fee rate and will benefit from potential economies of scale through the management fee restructure and the implementation of contractual expense limitations. The Board concluded that the advisory fee structure for the fund continued to be appropriate.

Fees and Expenses

The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and third quintile (Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract and Subadvisory Contract

As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2022

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2022